Derivative Financial Instruments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Derivative [Line Items]
Net realized gains/(losses)	$ 1.6	$ (4.1)	$ (1.3)	$ 2.3
Change in net unrealized gains/(losses)	(1.2)	2.3	$ (0.3)	$ (7.6)
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]			Net realized and unrealized investment losses	Net realized and unrealized investment losses
Forwards
Derivative [Line Items]
Net realized gains/(losses)	1.6	(4.1)	$ (1.3)	$ 2.3
Change in net unrealized gains/(losses)	(1.2)	2.3	(0.3)	(7.6)
Total foreign exchange contracts
Derivative [Line Items]
Net realized gains/(losses)	1.6	(4.1)	(1.3)	2.3
Change in net unrealized gains/(losses)	$ (1.2)	$ 2.3	$ (0.3)	$ (7.6)